SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Hardware and software	$ 3,429	$ 3,217	$ 3,073
Salaries and employee benefits	1,269	1,212	1,084
Royalties to the Chief Scientist		(419)
Amortization of other intangible assets	588	588	588
Depreciation	10	12	9
Other	553	490	632
Total costs of goods and services	5,849	5,100	5,386
Decrease (increase) in inventory	(20)	(8)	(3)
Total cost of revenues	$ 5,829	$ 5,092	$ 5,383